UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SCM Advisors LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-06450
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Mark Palmer
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  (415) 486-6726
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Palmer                   San Francisco, CA                   10/01/2008
---------------                   -----------------                   ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          112
                                         -----------
Form 13F Information Table Value Total:     $224,729
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ABB Ltd ADR                    COM              000375204     4082  210425 SH       SOLE                0 210425    0
Abbott Laboratories            COM              002824100     3708   64395 SH       SOLE                0  64395    0
Aegean Marine Petroleum Networ COM              Y0017S102     3671  164270 SH       SOLE                0 164270    0
Allergan Inc                   COM              018490102     3767   73145 SH       SOLE                0  73145    0
Amazon com Inc                 COM              023135106     3177   43660 SH       SOLE                0  43660    0
American Superconductor Corp   COM              030111108      391   16600 SH       SOLE                0  16600    0
American Tower Corp Cl A       COM              029912201     3245   90210 SH       SOLE                0  90210    0
Amgen Inc                      COM              031162100     3289   55485 SH       SOLE                0  55485    0
Apple Inc                      COM              037833100     4712   41460 SH       SOLE                0  41460    0
Applied Materials Inc          COM              038222105     4240  280220 SH       SOLE                0 280220    0
Atheros Communications         COM              04743P108      933   39560 SH       SOLE                0  39560    0
Baidu.com - Spon ADR           COM              056752108     1462    5890 SH       SOLE                0   5890    0
Bally Technologies Inc         COM              05874B107      205    6760 SH       SOLE                0   6760    0
Bill Barrett Corp              COM              06846n104      964   30015 SH       SOLE                0  30015    0
Biogen Idec Inc.               COM              09062X103     1597   31760 SH       SOLE                0  31760    0
Blackrock Inc                  COM              09247X101     2598   13355 SH       SOLE                0  13355    0
Broadcom Corp-Cl A             COM              111320107     3308  177585 SH       SOLE                0 177585    0
Bucyrus Intl                   COM              118759109      330    7390 SH       SOLE                0   7390    0
CVS Caremark Corp              COM              126650100     3167   94095 SH       SOLE                0  94095    0
Caterpillar Inc                COM              149123101     2304   38655 SH       SOLE                0  38655    0
Cavium Networks Inc            COM              14965A101      626   44490 SH       SOLE                0  44490    0
Celgene Corp                   COM              151020104     3393   53615 SH       SOLE                0  53615    0
Central Euro Distribution Corp COM              153435102     1616   35590 SH       SOLE                0  35590    0
Cephalon Inc.                  COM              156708109     2510   32390 SH       SOLE                0  32390    0
Chart Industries Inc           COM              16115Q308      658   23025 SH       SOLE                0  23025    0
Chesapeake Energy Corp         COM              165167107     2652   73950 SH       SOLE                0  73950    0
Children's Place               COM              168905107      287    8600 SH       SOLE                0   8600    0
Cisco Systems Inc              COM              17275R102     4994  221355 SH       SOLE                0 221355    0
Cognizant Tech Solutions Corp. COM              192446102     1403   61440 SH       SOLE                0  61440    0
Cohen & Steers Inc             COM              19247A100      260    9180 SH       SOLE                0   9180    0
Colgate-Palmolive Co           COM              194162103     4391   58270 SH       SOLE                0  58270    0
Concur Technologies Inc.       COM              206708109     1046   27340 SH       SOLE                0  27340    0
Corning Inc                    COM              219350105     3746  239510 SH       SOLE                0 239510    0
Cybersource Corp               COM              23251J106      271   16820 SH       SOLE                0  16820    0
DG Fastchannel Inc             COM              23326R109      279   12730 SH       SOLE                0  12730    0
Data Domain Inc                COM              23767P109      899   40380 SH       SOLE                0  40380    0
E M C Corp Mass                COM              268648102     4241  354630 SH       SOLE                0 354630    0
Esterline Technologies Corp    COM              297425100      368    9300 SH       SOLE                0   9300    0
FMC Corp                       COM              302491303     2752   53555 SH       SOLE                0  53555    0
Focus Media Holding ADR        COM              34415V109      280    9810 SH       SOLE                0   9810    0
Gamestop Corp Cl A             COM              36467W109     3097   90540 SH       SOLE                0  90540    0
Genentech Inc                  COM              368710406     2254   25420 SH       SOLE                0  25420    0
Genzyme Corp General Division  COM              372917104     4317   53370 SH       SOLE                0  53370    0
Gilead Sciences Inc            COM              375558103     2207   48375 SH       SOLE                0  48375    0
Global Industries Ltd          COM              379336100      234   33750 SH       SOLE                0  33750    0
Goldman Sachs Group Inc        COM              38141G104     2935   22930 SH       SOLE                0  22930    0
Google                         COM              38259P508     4898   12228 SH       SOLE                0  12228    0
Graham Corp                    COM              384556106      210    3880 SH       SOLE                0   3880    0
Guess? Inc                     COM              401617105     1282   36855 SH       SOLE                0  36855    0
Gymboree Corp                  COM              403777105      390   10990 SH       SOLE                0  10990    0
Harmonic Lightwaves Inc        COM              413160102     2561  303100 SH       SOLE                0 303100    0
Harsco Corp.                   COM              415864107     2602   69955 SH       SOLE                0  69955    0
Hewlett-Packard Co             COM              428236103     6084  131585 SH       SOLE                0 131585    0
Hughes Communications Inc      COM              444398101      348    9480 SH       SOLE                0   9480    0
II-VI                          COM              902104108      227    5860 SH       SOLE                0   5860    0
IShares Nasdaq Biotech Indx    COM              464287556      240    2950 SH       SOLE                0   2950    0
Intel Corp                     COM              458140100     4187  223565 SH       SOLE                0 223565    0
International Business Machine COM              459200101     4759   40685 SH       SOLE                0  40685    0
Jack In The Box Inc            COM              466367109      268   12680 SH       SOLE                0  12680    0
Janus Capital Group Inc.       COM              47102x105     2687  110650 SH       SOLE                0 110650    0
Joy Global Inc.                COM              481165108     2442   54100 SH       SOLE                0  54100    0
Juniper Networks Inc           COM              48203R104     2071   98310 SH       SOLE                0  98310    0
Kohl's Corp                    COM              500255104     3000   65100 SH       SOLE                0  65100    0
Kroger Co.                     COM              501044101     5643  205355 SH       SOLE                0 205355    0
Lazard LTD                     COM              G54050102      340    7950 SH       SOLE                0   7950    0
Leapfrog Enterprises Inc       COM              52186N106      446   42210 SH       SOLE                0  42210    0
Lindsay Corp                   COM              535555106      241    3315 SH       SOLE                0   3315    0
Luminex Corp                   COM              55027E102      301   12040 SH       SOLE                0  12040    0
MF Global Ltd                  COM              G60642108       62   14260 SH       SOLE                0  14260    0
Macrovision Solutions Corp     COM              55611C108      168   10910 SH       SOLE                0  10910    0
Martek Biosciences Corp        COM              572901106      457   14550 SH       SOLE                0  14550    0
Masimo Corporation             COM              574795100      382   10280 SH       SOLE                0  10280    0
McDonalds Corp                 COM              580135101     4194   67980 SH       SOLE                0  67980    0
Medtronic Inc                  COM              585055106     3206   64000 SH       SOLE                0  64000    0
Microchip Technology Inc       COM              595017104     3388  115130 SH       SOLE                0 115130    0
Microsemi                      COM              595137100      399   15665 SH       SOLE                0  15665    0
Monsanto Corp                  COM              61166w101     3223   32560 SH       SOLE                0  32560    0
Natus Medical Inc              COM              639050103      339   14970 SH       SOLE                0  14970    0
Neogen Corp                    COM              640491106      326   11575 SH       SOLE                0  11575    0
Netezza Corp                   COM              64111N101      196   17980 SH       SOLE                0  17980    0
Neutral Tandem Inc             COM              64128B108     1174   63300 SH       SOLE                0  63300    0
Newfield Exploration Co        COM              651290108      399   12480 SH       SOLE                0  12480    0
Noven Pharmaceuticals Inc      COM              670009109      376   32190 SH       SOLE                0  32190    0
NuVasive Inc                   COM              670704105      230    4665 SH       SOLE                0   4665    0
Oceaneering Intl Inc           COM              675232102     2409   45180 SH       SOLE                0  45180    0
On Semiconductor Corporation   COM              682189105      294   43450 SH       SOLE                0  43450    0
Oracle Corp                    COM              68389X105     4614  227165 SH       SOLE                0 227165    0
Perrigo Co                     COM              714290103     2549   66280 SH       SOLE                0  66280    0
PetroQuest Energy Inc          COM              716748108      221   14370 SH       SOLE                0  14370    0
Philip Morris International    COM              718172109     3667   76245 SH       SOLE                0  76245    0
Potash Corp of Saskatchewan In COM              73755L107     2560   19395 SH       SOLE                0  19395    0
Pros Holdings Inc              COM              74346Y103      275   29240 SH       SOLE                0  29240    0
Qualcomm Inc                   COM              747525103     3035   70640 SH       SOLE                0  70640    0
RTI Biologics Inc              COM              74975N105      358   38240 SH       SOLE                0  38240    0
Research In Motion             COM              760975102     2668   39060 SH       SOLE                0  39060    0
Schlumberger LTD               COM              806857108     4239   54285 SH       SOLE                0  54285    0
Sector Spdr Financial          COM              81369Y605     2525  126970 SH       SOLE                0 126970    0
Sensient Technologies Corp     COM              81725T100      342   12170 SH       SOLE                0  12170    0
Silicon Laboratories Inc       COM              826919102      852   27750 SH       SOLE                0  27750    0
Starent Networks Corp          COM              85528P108      306   23620 SH       SOLE                0  23620    0
State Street Corp              COM              857477103     2112   37130 SH       SOLE                0  37130    0
Sun Healthcare Group Inc       COM              866933401      295   20120 SH       SOLE                0  20120    0
Sunpower Corp Cl A             COM              867652109     3056   43085 SH       SOLE                0  43085    0
Superior Well Services Inc     COM              86837X105      209    8260 SH       SOLE                0   8260    0
Transocean Inc                 COM              G90073100     3403   30982 SH       SOLE                0  30982    0
United States Steel Corp       COM              912909108     2463   31730 SH       SOLE                0  31730    0
United Technologies Corp       COM              913017109     3402   56640 SH       SOLE                0  56640    0
V F Corp                       COM              918204108     4067   52605 SH       SOLE                0  52605    0
Vasco Data Security Intl       COM              92230Y104      284   27400 SH       SOLE                0  27400    0
Walt Disney Co Holding Co      COM              254687106     3812  124210 SH       SOLE                0 124210    0
XTO Energy Inc                 COM              98385x106     3934   84568 SH       SOLE                0  84568    0
Yingli Green Energy Holding Co COM              98584B103      166   15060 SH       SOLE                0  15060    0